CONDENSED INTERIM CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - 6 months ended Jun. 30, 2024 - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Unearned compensation [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustments [Member]	Accumulated profit [Member]	Treasury stock [Member]	Total comprehensive income [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2023	$ 443,631	$ 1,380,917	$ 202,343	$ 2,507	$ (55,442)	$ 467,615	$ (9,072)		$ (5,460)	$ 2,427,039
BALANCE, SHARES at Dec. 31, 2023	110,912
Exercise of RSUs	$ 1,007	(1,007)								0
Exercise of RSUs, shares	245
Employee stock-based compensation			14,711							14,711
Other comprehensive income:
Net profit						98,079		$ 98,079	1,718	99,797
Foreign currency translation adjustments					(16,056)			(16,056)	(8,983)	(25,039)
Unrealized loss on derivatives				(3,740)				(3,740)		(3,740)
Change in employees plan assets and benefit obligations				(55)				(55)		(55)
Comprehensive income								$ 78,228		78,228
BALANCE at Jun. 30, 2024	$ 444,638	$ 1,379,910	$ 217,054	$ (1,288)	$ (71,498)	$ 565,694	$ (9,072)		$ (12,725)	$ 2,512,713
BALANCE, SHARES at Jun. 30, 2024	111,157
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF JUNE 30, 2024 at Jun. 30, 2024	111,070